Retirement Plans (Details 13)	12 Months Ended
May 31, 2014
Defined Benefit Plan Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan Health Care Cost Trend Rate Assumed For Next Fiscal Year	7.50%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate	4.50%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate	2029